DLA Piper Rudnick Gray Cary US LLP 153 Townsend St., Suite 800 San Francisco, California 94107 T 415.836.2510 F 415.836.2501 W www.dlapiper.com
August 9, 2005 Via Federal Express and EDGAR	OUR FILE NO. 345592-16

Mr. Jeffrey P. Riedler
Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 0407
450 Fifth Street, N.W.
Washington, DC 20549-0407

Re:	Protein Design Labs, Inc. Registration Statement on Form S-3 Filed April 8, 2005 File No. 333-123958

Dear Mr. Riedler:

        We are writing on behalf of our client, Protein Design Labs, Inc. (the "Company"), in response to the comment letter from the Staff of the Securities and Exchange Commission (the "SEC") dated April 22, 2005, with respect to the Company's Registration Statement on Form S-3 filed on April 8, 2005. The italicized paragraphs below restate the numbered paragraphs in the Staff's comment letter, and the discussion set out below each such paragraph is the Company's response to the Staff's comments.

1.
It appears that the Company has two pending requests for confidential treatment, one filed in April 2003 and the other in March 2005. We are currently processing these requests and will issue comments to you in a separate letter that will be forthcoming. Please be advised that we will not be in a position to consider a request for acceleration of effectiveness of the registration statement until we resolve all issues concerning the confidential treatment requests.

        We note that the request for confidential treatment filed in March 2005 was granted by the Staff on April 14, 2005. Further, pursuant to a telephone conversation on Tuesday, August 2, 2005, between the Staff and Josh Rosenfeld of DLA Piper Rudnick Gray Cary US LLP, the Company's outside counsel, we understand that the Staff has agreed to waive this comment with respect to the pending confidential treatment request filed in April 2003.

2.
We note that the next-to-last row in your table of selling securityholders is reserved for "All other holders of 2005 Notes.. ." In addition, footnote 4 to the table indicates that information concerning other selling securityholders will be set forth in prospectus supplements from time to time, if and when required.

  Although it is permissible to designate a group of unknown persons as potential sellers in the manner that you have chosen, please understand that you may not subsequently complete the identification of these sellers by means of a prospectus supplement. Instead, each time you identify additional selling securityholders you must do so by post-effective amendment. The only exception in which a prospectus supplement may be used to add previously unidentified selling securityholders is if the new sellers acquired their securities through a transfer, pledge, donation, etc. from selling securityholders who themselves were identified in the prospectus pre-effectively.

Mr. Jeffrey P. Riedler
August 9, 2005
Page Two

  Accordingly, please supplementally confirm your understanding of this requirement and revise the disclosure in the prospectus as necessary to make this clear.

        On behalf of our client, the Company hereby confirms its understanding of this requirement. In Amendment No. 1 to the Registration Statement on Form S-3 filed on August 9, 2005 (the "Amendment"), the Company has deleted the row in the table of selling securityholders that was reserved for "All other holders of 2005 Notes.. ." Further, in the Amendment, the Company has changed certain references (including in the former footnote 4 to the table, which has been combined with footnote 1 to the table) from "supplement" to "amendment" to reflect that changes in information regarding the selling securityholders, as well as information regarding other selling securityholders, will be provided by amendment of the prospectus rather than by prospectus supplement.

*    *    *

Supplemental information set forth herein has been provided for the information of the Staff only, and is confidential and shall not be deemed to have been filed.

Should you have any questions regarding the foregoing or require any additional information, please do not hesitate to contact the undersigned at (415) 836-2510 or Josh Rosenfeld at (415) 836-2539. Thank you very much for your assistance.

Very truly yours,

DLA Piper Rudnick Gray Cary US LLP

/s/ J. HOWARD CLOWES J. Howard Clowes howard.clowes@dlapiper.com
cc:	Mr. Daniel Greenspan, Securities and Exchange Commission
Mark McDade, Chief Executive Officer, Protein Design Labs, Inc.
Glen Y. Sato, Senior Vice President and Chief Financial Officer, Protein Design Labs, Inc.